Research and Development Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Research and Development [Line Items]
Research and development expense	$ 97	$ 143	$ 164
Projects Incurred by Chemours [Member]
Research and Development [Line Items]
Research and development expense	87	94	114
Corporate Central Research and Development [Member]
Research and Development [Line Items]
Research and development expense	$ 10	$ 49	$ 50